TAXATION - Effective Income tax reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.60%)	(7.30%)	(2.40%)
Changes in valuation allowance	(25.60%)	(20.70%)	(26.00%)
Other expenses not deductible for tax purposes	(0.10%)	(0.20%)	0.50%
Expired tax loss	(0.60%)	(0.20%)	0.00%
True up	(0.10%)	(0.20%)	0.00%
Super deduction of research and development expenses	4.20%	3.90%	3.40%
Effect of tax rate change of deferred tax liabilities	0.30%	0.00%	0.00%
Effective tax rate	0.50%	0.30%	0.50%